SHAREHOLDERS' EQUITY (Issuance of Shares) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jun. 14, 2018 $ / shares shares	Jun. 19, 2018 USD ($)	May 25, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017	Jun. 30, 2018 ₪ / shares shares	May 25, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares shares
Ordinary shares, par value | ₪ / shares						₪ 0.01		₪ 0.01
Ordinary shares, shares authorized | shares						100,000,000		100,000,000
Amount raised, net of issuance expenses				$ 19,759
Expected dividend yield				0.00%	0.00%
Warrant [Member]
Fair value of warrants				$ 5,393
Expected volatility				55.00%
Expected risk free interest rate				2.77%
Expected dividend yield				0.00%
Expected life				5 years
At The Market Offering Program [Member]
Ordinary shares, par value | ₪ / shares							₪ 0.01
Maximum authorized proceeds from issuance of common stock			$ 25,000
Agreement [Member] | Registered direct offering [Member]
Ordinary shares, shares authorized | shares	5,316,457
Warrants purchase to ordinary shares | shares	4,253,165
Offering price per share | $ / shares	$ 3.95
Exercise price of warrants | $ / shares	$ 4.74
Expiration period of warrants	5 years
Amount raised, net of issuance expenses		$ 19,759